Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10 — Commitments and Contingencies
Future Minimum Ground Lease Payments
The Company entered into a ground lease agreement related to a certain acquisition under a leasehold interest arrangement. The following table reflects the minimum base cash rental payments due from the Company over the next five years and thereafter:

(In thousands)	Future Minimum Base Rent Payments
2017	$514
2018	524
2019	535
2020	546
2021	557
Thereafter	8,819
$11,495

Total ground rent expense was $0.6 million during the years ended December 31, 2016 and 2015. There was no ground rent expense during the year ended December 31, 2014. Ground rent expense is included in property operating expense on the consolidated statements of operations and comprehensive loss.
Litigation and Regulatory Matters
In the ordinary course of business, the Company may become subject to litigation, claims and regulatory matters. On April 29, 2016, the Company filed its proxy statement (the "Proxy Statement") for its 2016 annual meeting of stockholders (the "Annual Meeting"). Among other things, the Proxy Statement contained proposals soliciting the approval of certain amendments to the Company’s charter (the "Charter"). On May 26, 2016, a lawsuit (the "Derivative Litigation") was brought in the United States District Court for the Southern District of New York by Stuart Simpson, individually on behalf of himself and derivatively on behalf of the Company, against the Company's board of directors seeking an injunction of the stockholder vote at the Annual Meeting unless and until the Company addressed certain alleged misstatements or deficiencies in the Proxy Statement relating to certain of the proposals relating to certain of the proposed amendments to the Charter (the "Withdrawn Charter Amendment Proposals"). The Derivative Litigation was filed after disclosure in the press regarding a potential transaction. In light of the continued evaluation of the proposal by the Company's special committee comprised entirely of independent directors (the "Special Committee") and its advisors including discussions between the Special Committee and the special committee formed by AFIN, and taking into account, among other things, the Derivative Litigation, the Company decided to withdraw the Withdrawn Charter Amendment Proposals from the agenda for the Annual Meeting and the Proxy Statement.
On June 8, 2016, the Company's board of directors entered into a memorandum of understanding (the "MOU") to settle the Derivative Litigation. Pursuant to the MOU, the Derivative Litigation was stayed pending approval by the court of a definitive settlement agreement. The parties later agreed to a Stipulation and Agreement of Settlement, under which the Company agreed to pay plaintiff’s counsel $0.8 million. On September 8, 2016, the plaintiff filed an unopposed motion for preliminary approval of the settlement. The court preliminarily approved the settlement by order dated September 13, 2016, and gave it final approval by order dated November 9, 2016. The action has now been dismissed with prejudice. The Company's directors, as defendants in the Derivative Litigation, denied all allegations of wrongdoing.
On January 13, 2017, four affiliated stockholders of the Company filed in the united States District Court for the District of Maryland a putative class action lawsuit against the Company, Edward M. Weil, Jr., Leslie D. Michelson, Edward G. Rendell (Weil, Michelson and Rendell, the “Director Defendants”), AR Global, and AFIN, alleging violations of Sections 14(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) by the Company and the Director Defendants, violations of Section 20(a) of the Exchange Act by AR Global and the Director Defendants, breaches of fiduciary duty by the Director Defendants, and aiding and abetting breaches of fiduciary duty by AR Global and AFIN in connection with the negotiation of and proxy solicitation for a shareholder vote on the proposed merger of the Company and AFIN and an amendment to the Company’s Articles of Incorporation.  Plaintiffs seek on behalf of the putative class rescission of the merger transaction, which was voted on and approved by stockholders on February 13, 2017, and closed on February 17, 2017, together with unspecified rescissory damages, unspecified actual damages, and costs and disbursements of the action. The Court has not selected a lead plaintiff and has adjourned the deadline for Defendants to answer or move against the Complaint until 45 days after a Court-appointed lead plaintiff either adopts the current Complaint or files an Amended Complaint. The Company and the Director Defendants deny wrongdoing and liability and intend to vigorously defend the action. Due to the early stage of the litigation, no estimate of a probable loss or any reasonable possible losses are determinable at this time. No provisions for such losses have been recorded in the accompanying consolidated financial statements for the year ended December 31, 2016.
There are no other material legal or regulatory proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on its financial position or results of operations.